DEBENTURES - Composition of debentures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Apr. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DEBENTURES
Total debentures	R$ 470,779		R$ 201,375
Total Current Liabilities	183,432		12,442
Total Noncurrent Liabilities	R$ 287,347		188,933
ELETRONORTE
DEBENTURES
Total debentures			201,375	R$ 562,474	R$ 474,577
Total Current Liabilities			12,442	357,226	268,581
Total Noncurrent Liabilities			188,933	R$ 205,248	R$ 205,996
ELETRONORTE | Debentures issued by ETE | TJLP (long-term interest rate)
DEBENTURES
Spread (as a percent)	1.65%
Total debentures	R$ 202,757		R$ 201,375
CHESF | ETN S.A.,
DEBENTURES
Total debentures		R$ 168,000
CHESF | ETN S.A., | IPCA
DEBENTURES
Spread (as a percent)	7.0291%
Total debentures	R$ 153,094
SANTA VITORIA | Eolicas Geribatu I a X | IPCA
DEBENTURES
Spread (as a percent)	7.94%
Total debentures	R$ 114,928